Consolidated Statement of Assets and Liabilities - USD ($)	Dec. 31, 2023		Dec. 31, 2022
ASSETS
Non-controlled/non-affiliate company investments (amortized cost of $2,556,784 and $108,769, respectively)	$ 2,577,558,100	[1],[2]	$ 108,529,200
Cash and cash equivalents	57,972,000		113,417,000
Interest receivable	18,126,000		139,000
Receivable for open trades	21,971,000		4,481,000
Other assets	29,925,000		6,247,000
Total assets	2,705,552,000		232,813,000
LIABILITIES
Debt	710,325,000		0
Base management fee payable	1,851,000
Income based incentive fee payable	4,606,000
Capital gains incentive fee payable	3,162,000
Interest and facility fees payable	1,656,000
Payable for open trades	199,602,000		84,490,000
Accounts payable and other liabilities	9,089,000		225,000
Distribution payable	13,645,000
Distribution and servicing fee payable	224,000
Total liabilities	944,160,000		84,715,000
Commitments and contingencies (Note 7)
NET ASSETS
Common shares, par value $0.01 per share, unlimited common shares authorized; 64,721 and 5,927 common shares issued and outstanding, respectively	647,000		59,000
Capital in excess of par value	1,719,185,000		148,113,000
Accumulated earnings (loss)	41,560,000		(74,000)
Total net assets	1,761,392,000		148,098,000
Total liabilities and net assets	2,705,552,000		232,813,000
NET ASSET VALUE PER SHARE
Net assets	$ 1,761,392,000		$ 148,098,000
Common shares outstanding (in shares)	5,927		5,927
Class I Shares
NET ASSETS
Total net assets	$ 1,413,632,000		$ 148,098,000
NET ASSET VALUE PER SHARE
Net assets	$ 1,413,632,000		$ 148,098,000
Common shares outstanding (in shares)	51,943,000		5,927,000
Net asset value per share (in dollars per share)	$ 27.22		$ 24.99
Class S Shares
NET ASSETS
Total net assets	$ 298,608,000
NET ASSET VALUE PER SHARE
Net assets	$ 298,608,000
Common shares outstanding (in shares)	10,972,000
Net asset value per share (in dollars per share)	$ 27.22		24.99
Class D Shares
NET ASSETS
Total net assets	$ 49,152,000
NET ASSET VALUE PER SHARE
Net assets	$ 49,152,000
Common shares outstanding (in shares)	1,806,000
Net asset value per share (in dollars per share)	$ 27.22		$ 24.99

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.